Property, equipment and software, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, equipment and software, net
Schedule of property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Furniture and electronic equipment	5,307	5,307
Vehicles	243	243
Software	1,559	1,559
Leasehold improvement	5,080	5,080
Total property, equipment and software	12,189	12,189
Less: accumulated depreciation and amortization	(8,722)	(10,097)
Property, equipment and software, net	3,467	2,092